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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                              -----------------

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: 8 West Marketgait
         Dundee, Scotland  DD1 1QN
         United Kingdom

Form 13F File Number:  28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ian Anderson
Title:   Assistant Secretary
Phone:   +44 1382 321238

Signature, Place, and Date of Signing:


     /s/ Ian Anderson      Dundee, Scotland, United Kingdom      July 23, 2012
-------------------------  --------------------------------    -----------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $859,829 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

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                                                                                           INVEST-
                         TITLE                                                                MENT
                            OF                   VALUE     VALUE     SHRS OR  SH /  PUT /  DISCRE-    OTHER       VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP           (X$)  (X$1000)     PRN AMT   PRN   CALL     TION MANAGERS        SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMDOCS ORD GBP0.01      EQUITY  2256908  14,860,000.00    14,860     500,000    SH            SOLE      NONE    500,000
AMER TOWER
CORP CL'A'COM USD0.01   EQUITY  2253608  52,634,700.00    52,635     753,000    SH            SOLE      NONE    753,000
AMGEN INC
COM USD0.0001           EQUITY  2023607  10,823,046.00    10,823     148,200    SH            SOLE      NONE    148,200
APACHE CORP
COM USD0.625            EQUITY  2043962  22,632,466.01    22,632     257,509    SH            SOLE      NONE    257,509
APPLE INC COM
NPV                     EQUITY  2046251  52,670,058.10    52,670      90,190    SH            SOLE      NONE     90,190
BAIDU INC ADS
EACH REP 0.10
ORD CLS'A               EQUITY  B0FXT17  10,509,172.00    10,509   91,400.00    SH            SOLE      NONE     91,400
BAXTER INTL
INC COM USD1            EQUITY  2085102  10,723,437.70    10,723     201,758    SH            SOLE      NONE    201,758
BE AEROSPACE
COM USD0.01             EQUITY  2089427  23,145,100.00    23,145     530,000    SH            SOLE      NONE    530,000
BPZ RESOURCES
INC 6.5% NTS       CONVERTIBLE
01/03/15 USD              BOND  2BTBMK3  10,980,105.22    10,980  13,448,000    SH            SOLE      NONE 13,448,000
BPZ RESOURCES
INC COM NPV             EQUITY  2155458   2,167,200.00     2,167     860,000    SH            SOLE      NONE    860,000
CATERPILLAR INC
COM STK USD1            EQUITY  2180201  28,573,095.00    28,573     336,550    SH            SOLE      NONE    336,550
CITIGROUP INC
COM USD0.01             EQUITY  2297907   7,778,760.00     7,779  284,000.00    SH            SOLE      NONE    284,000
CLEAN HARBORS
INC COM USD0.01         EQUITY  2202473  34,852,439.44    34,852  617,732.00    SH            SOLE      NONE    617,732
COACH INC
COM USD0.01             EQUITY  2646015   5,848,000.00     5,848  100,000.00    SH            SOLE      NONE    100,000
DAVITA INC
COM USD0.001            EQUITY  2898087  23,553,600.00    23,554     240,000    SH            SOLE      NONE    240,000
DELL INC
COM USD0.01             EQUITY  2261526  15,024,000.00    15,024   1,200,000    SH            SOLE      NONE  1,200,000
ENTERPRISE
PRODS P
COM UNITS REP
LIM PART INT            EQUITY  2285388  27,863,680.00    27,864     544,000    SH            SOLE      NONE    544,000
EXPRESS SCRIPTS
IN COM USD0.01          EQUITY  2326469  24,973,477.26    24,973     447,393    SH            SOLE      NONE    447,393
INTEROIL CORP
COM NPV                 EQUITY  B02SJF9  41,819,024.20    41,819     599,986    SH            SOLE      NONE    599,986
JOHNSON &
JOHNSON COM USD1        EQUITY  2475833  21,081,840.00    21,082     312,000    SH            SOLE      NONE    312,000
LIONS GATE
ENTERTA COM NPV         EQUITY  2753506  50,407,203.44    50,407   3,419,756    SH            SOLE      NONE  3,419,756
MARSH & MCLENNAN
COM USD1                EQUITY  2567741  12,888,000.00    12,888     400,000    SH            SOLE      NONE    400,000
MICROSOFT CORP
COM USD0.00000625       EQUITY  2475833  30,176,955.60    30,177     986,820    SH            SOLE      NONE    986,820
MONSANTO COM
STK USD0.01             EQUITY  2654320  19,906,185.00    19,906     240,500    SH            SOLE      NONE    240,500
NETAPP INC
COM USD0.001            EQUITY  2630643  14,722,795.80    14,723     462,690    SH            SOLE      NONE    462,690
NEW YORK
COMMTY COM USD0.01      EQUITY  2711656  33,705,700.00    33,706   2,690,000    SH            SOLE      NONE  2,690,000
PFIZER INC COM
USD0.05                 EQUITY  2684703  47,223,900.00    47,224   2,055,000    SH            SOLE      NONE  2,055,000
PHILIP MORRIS INTL
COM STK NPV             EQUITY  B2PKRQ3  34,880,000.00    34,880     400,000    SH            SOLE      NONE    400,000
PLUM CREEK TMBR
CO COM USD0.01          EQUITY  2692397  20,600,633.46    20,601     519,431    SH            SOLE      NONE    519,431
POLYCOM INC COM
USD0.0005               EQUITY  2693420   6,002,100.00     6,002     570,000    SH            SOLE      NONE    570,000
PROGRSSIVE WASTE
S COM NPV               EQUITY  B3DJGJ5  14,125,860.00    14,126     747,400    SH            SOLE      NONE    747,400
ROSS STORES INC
COM USD0.01             EQUITY  2746711  36,863,200.00    36,863     590,000    SH            SOLE      NONE    590,000
SAFEWAY INC
COM USD0.01             EQUITY  2767165  11,797,500.00    11,798     650,000    SH            SOLE      NONE    650,000
ST JOE COMPANY
COM NPV                 EQUITY  2768663  22,003,080.00    22,003  844,000.00    SH            SOLE      NONE    844,000
TETRA TECH INC
COM USD0.01             EQUITY  2883890  15,928,100.90    15,928     133,513    SH            SOLE      NONE    133,513
UTD TECHNOLOGIES
COM USD1                EQUITY  2915500  15,820,170.00    15,820     209,400    SH            SOLE      NONE    209,400
VISA INC COM
STK USD0.0001           EQUITY  B2PZN04  30,264,487.83    30,264     244,443    SH            SOLE      NONE    244,443

                                                         859,829
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